                THE DIRECTOR SOLUTION PLUS (SERIES I AND SERIES IR)
                             SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

   SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

        RATINGS AGENCY                EFFECTIVE DATE                   RATING                   BASIS OF RATING
                                        OF RATING
            Fitch                         9/19/02                        AA                  Claims paying ability


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4007
333-91925